Schedule of Principal Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 8,160
2027	8,160
2028	28,460
2029	22,930
2030	20,150
Total	$ 87,860